Share-based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥		¥ 22,927		¥ 10,630		¥ 8,806
Weighted average exercise price of share | $ / shares			$ 10.11				$ 0.42
Number of stock options granted		1,320,000				331,000
Weighted average grant date fair value of options granted | $ / shares			$ 4.93		$ 0.00		$ 8.81
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years				4 years
Number of shares vesting in equal monthly installments		36 months				36 months
Stock-based compensation cost, unrecognized, related to non-vested awards		¥ 38,300	$ 38,300		$ 17,467		$ 28,643
Unrecognized compensation cost related to stock awards, weighted-average period (in years)		2 years 1 month 6 days		1 year 3 days		1 year 4 months 6 days
Employee Stock Option | Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted to vest at the end of one year		25.00%				25.00%
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Number of shares vesting in equal monthly installments		36 months
Stock-based compensation cost, unrecognized, related to non-vested awards | ¥		¥ 55,473	$ 55,473
Unrecognized compensation cost related to stock awards, weighted-average period (in years)		3 years 9 months
Number of restricted stock units granted		936,999
Restricted Stock Units (RSUs) | Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted to vest at the end of one year		25.00%
Stock Option Plan | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance	2,500,000
Share incentive plan termination date	2022
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for issuance	2,500,000
Share incentive plan termination date	2022